Equity - Assumptions (Narrative) (Details) - Performance-based Restricted Stock Units (PRSUs)	10 Months Ended
Dec. 31, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.50%
Dividend yield	0.00%
Volatility factor	56.00%
Expected life (years)	3 years
Fair value of underlying common stock	$ 10.12